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                            JPMORGAN TAX AWARE FUNDS

              JPMORGAN TAX AWARE SMALL COMPANY OPPORTUNITIES FUND

                              SELECT CLASS SHARES

                       SUPPLEMENT DATED NOVEMBER 5, 2001
                   TO THE PROSPECTUS DATED SEPTEMBER 7, 2001

    The second full sentence on page 19 of the Prospectus, in the second paragraph under "Distributions and Taxes", is replaced by the following:

    The Tax Aware Small Company Opportunities Fund generally distributes any net investment income at least annually.

                                                                    SUP-TAS-1101
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                            JPMORGAN TAX AWARE FUNDS

              JPMORGAN TAX AWARE SMALL COMPANY OPPORTUNITIES FUND

                      CLASS A, CLASS B AND CLASS C SHARES

                       SUPPLEMENT DATED NOVEMBER 5, 2001
                   TO THE PROSPECTUS DATED SEPTEMBER 7, 2001

    The fourth sentence in the second paragraph under "Distributions and Taxes" on page 29 of the Prospectus is replaced by the following:

    The Tax Aware Small Company Opportunities Fund generally distributes any net investment income at least annually.

                                                                  SUP-TAABC-1101